Intangible Assets and Goodwill (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Oct. 19, 2020	May 18, 2020
Intangible Assets and Goodwill (Details) [Line Items]
Net identifiable assets acquired related to the acquisition			$ 1,481,105	$ 1,481,105	$ 3,999,730	$ 1,423,465
Amortization expense	$ 178,921	$ 184,762	721,641	$ 145,868
Net identifiable assets acquired related to the acquisition	$ 1,148,105		$ 1,148,105
NCFM Medical Database [Member]
Intangible Assets and Goodwill (Details) [Line Items]
Estimated useful life	5 years		5 years
MOD Website [Member]
Intangible Assets and Goodwill (Details) [Line Items]
Estimated useful life	5 years		5 years